Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (41,455)	$ 190,380	$ 40,394
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Gains (losses) on cash flow hedges, before tax	17,052	25,207	(50,067)
Reclassification adjustments on cash flow hedges, before tax	(3,888)	(9,774)	26,136
Cash flow hedges, before tax	13,164	15,433	(23,931)
Losses on marketable securities, before tax	0	0	(854)
Gains on pensions, before tax	(796)	1,325	886
Foreign currency translation adjustments, before tax	(12,156)	(108,045)	135,945
Other comprehensive income (loss), before tax	212	(91,287)	112,046
Income tax relating to components of other comprehensive income (loss)	813	460	1,034
Total other comprehensive income (loss), after tax	1,025	(90,827)	113,080
Comprehensive (loss) income	$ (40,430)	$ 99,553	$ 153,474